UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment        (    );  Amendment Number: ________________


This Amendment      (Check only one.):  (   )   is a restatement.
                                        (   )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         ING Life Insurance and Annuity Company
              --------------------------------------
Address:      151 Farmington Avenue, TS41
              ---------------------------
              Attn: Laurie M. Tillinghast, Vice President
              -------------------------------------------
              Hartford, CT  06156
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Form 13F File Number: 028 -10165
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Laurie M. Tillinghast
                ---------------------
Title:          Vice President, ING Life Insurance and Annuity Company
                ------------------------------------------------------
Phone:          860-723-3400
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Signature, Place, and Date of Signing:



 /s/ Laurie M. Tillinghast         Hartford, Connecticut         4/12/04
 -------------------------         ---------------------         -------

 (Signature)                       (City, State)                 (Date)

Report Type       (Check only one.):

(   )             13F HOLDINGS REPORT. (Check here if all holdings of this
                  reporting manager are reported in this report.)

( X ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   )             13F COMBINATION REPORT. (Check here if a portion of the
                  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              13

Form 13F Information Table Entry Total:         0

Form 13F Information Table Value Total:         0
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SUB-ADVISER                                                FIRM'S 13F FILE #
-----------                                                -----------------

Fred Alger Management, Inc.                                028-00869

UBS Americas Inc. on behalf of UBS Global Asset            028-06199
Management (28-1533)

UBS Americas Inc. on behalf of DSI International           028-06199
Management, Inc. (28-2977)

Goldman Sachs Group, Inc. on behalf of Goldman             028-04981
Sachs Asset Management

Massachusetts Financial Services Company                   028-04968

Allianz Dresdner Asset Management of America L.P.          028-2701
on behalf of Oppenheimer Capital LLC (28-204) on behalf of OpCap Advisors

Salomon Brothers Asset Management Inc.                     028-02568

T. Rowe Price Associates, Inc.                             028-115

American Century Investment Management Inc.                28-01091

BAMCO, Inc. (Baron)                                        028-04011

J.P. Morgan Chase & Co. on behalf of J.P. Morgan           028-00694
Investment Management, Inc. and J.P. Morgan Fleming
Asset Management (London) Ltd.

Allianz Dresdner Asset Management of America L.P. on       028-02701
behalf of Pacific Investment Management Company LLC
(28-4976)

Morgan Stanley Dean Witter & Co. on behalf of Morgan       028-03432
Stanley Investment Management, Inc. d/b/a/ Van Kampen